UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08885

Hewitt Series Trust
(Exact name of registrant as specified in charter)

4 Overlook Point Lincolnshire, IL 60069
(Address of principal executive offices) (Zip code)

Jim M. Flynn 4 Overlook Point Lincolnshire, IL 60069
(Name and address of agent for service)

Registrant’s telephone number, including area code: 847-295-5000

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

Hewitt Money Market Fund (the “Money Market Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Portfolio was $876,251,965 and 2.1% respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

●	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the fund has the ability to access

●

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

●

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2015.

(Schedule of Investments is filed herewith)

Schedule of Investments September 30, 2015 (Unaudited)	Hewitt Money Market Fund of Hewitt Series Trust (Percentages shown are based on Net Assets)

Mutual Fund	Value

Money Market Master Portfolio of Master Investment Portfolio	$876,251,965

Total Investments (Cost – $876,251,965) – 100.4%	876,251,965
Liabilities in Excess of Other Assets – (0.4)%	(3,595,139)

Net Assets – 100.0%	$872,656,826

Hewitt Money Market Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Money Market Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $876,251,965 and 2.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Master Portfolio was classified as Level 2.

During the period ended September 30, 2015, there were no transfers between levels.

HEWITT SERIES TRUST	SEPTEMBER 30, 2015 1

Schedule of Investments September 30, 2015 (Unaudited)	Money Market Master Portfolio (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Domestic — 5.0%
Bank of America N.A.:
0.29%, 10/05/15	$186,000	$186,000,000
0.28%, 10/13/15	100,000	100,000,000
0.35%, 11/16/15	100,000	100,000,000
0.37%, 1/04/16	183,000	183,000,000
0.35%, 1/07/16 (a)	200,000	200,000,000
State Street Bank & Trust (a):
0.33%, 10/01/15	149,000	149,000,000
0.34%, 10/23/15	215,250	215,250,000
Wells Fargo Bank NA (a):
0.29%, 11/30/15	132,924	132,924,000
0.19%, 12/08/15	102,750	102,750,000
0.33%, 1/06/16	135,000	135,000,000
0.33%, 1/21/16	150,000	150,000,000
0.32%, 2/12/16	100,000	100,000,000
0.35%, 2/12/16	35,000	35,000,000
0.32%, 2/18/16	150,000	150,000,000
0.32%, 4/01/16	177,500	177,500,000

		2,116,424,000

Yankee (b) — 28.2%
Bank of Montreal, Chicago:
0.30%, 10/09/15 (a)	100,000	100,000,000
0.30%, 10/13/15 (a)	100,000	100,000,000
0.31%, 10/13/15 (a)	75,000	75,000,000
0.25%, 10/20/15	150,000	150,000,000
0.27%, 10/23/15	100,000	100,000,000
0.31%, 12/10/15 (a)	200,000	200,000,000
0.30%, 12/23/15	200,000	200,000,000
0.32%, 1/07/16 (a)	140,000	140,000,000
0.36%, 1/25/16 (a)	200,000	200,000,000
0.42%, 4/21/16 (a)	400,000	400,000,000
Bank of Nova Scotia, Houston (a):
0.29%, 10/08/15	150,000	150,000,000
0.30%, 11/06/15	65,000	65,000,000
0.30%, 11/06/15	150,000	150,000,000
0.34%, 3/18/16	75,000	75,000,000
0.36%, 4/08/16	185,000	185,000,000
0.33%, 4/15/16	92,000	92,000,000
0.34%, 6/06/16	100,000	100,000,000
Bank of Tokyo Mitsubishi UFJ Ltd., New York:
0.26%, 10/05/15	100,000	100,000,000
0.30%, 10/06/15	75,000	75,000,000
0.41%, 1/07/16 (a)	246,000	246,000,000
BNP Paribas Fortis SA, New York, 0.38%, 12/04/15 (a)	100,000	100,000,000
BNP Paribas SA, New York:
0.27%, 10/01/15 (a)	300,000	300,000,000
0.32%, 12/24/15	270,000	270,000,000
Canadian Imperial Bank of Commerce, New York (a):
0.24%, 10/19/15	200,000	200,000,000

Certificates of Deposit	Par (000)	Value

Yankee (b) (continued)
Canadian Imperial Bank of Commerce, New York (a) (continued):
0.31%, 10/21/15	$150,000	$150,000,000
0.30%, 1/26/16	97,100	97,100,000
0.33%, 5/23/16	400,000	400,000,000
0.33%, 6/01/16	250,000	250,000,000
0.40%, 6/01/16	200,000	200,000,000
0.43%, 6/30/16	150,000	150,000,000
Credit Agricole Corporate & Investment Bank, New York, 0.29%, 12/04/15 (a)	485,000	485,000,000
Credit Industriel et Commercial, New York, 0.43%, 2/11/16 (a)	225,000	225,000,000
Mitsubishi UFJ Trust & Banking Corp., New York (a):
0.36%, 11/12/15	50,000	50,000,000
0.40%, 2/04/16	100,000	100,000,000
Mizuho Bank Ltd., New York:
0.28%, 10/13/15	300,000	300,000,000
0.37%, 10/21/15 (a)	252,000	252,000,000
0.34%, 11/30/15 (a)	100,000	99,999,996
0.37%, 1/19/16	150,000	150,000,000
National Bank of Canada, New York, 0.36%, 12/24/15 (a)	265,000	265,000,000
Natixis, New York, 0.31%, 12/18/15	600,000	600,000,000
Norinchukin Bank, New York:
0.26%, 10/14/15	216,000	216,000,000
0.37%, 10/20/15 (a)	8,500	8,500,000
0.36%, 11/12/15 (a)	100,000	100,000,000
0.31%, 12/18/15	138,000	138,000,000
0.33%, 1/06/16	122,500	122,500,000
0.33%, 1/07/16	300,000	300,000,000
0.31%, 1/08/16	125,000	125,000,000
Rabobank Nederland, New York (a):
0.31%, 12/21/15	285,000	285,000,000
0.31%, 1/11/16	280,000	280,000,000
Royal Bank of Canada, New York (a):
0.30%, 10/14/15	127,900	127,900,000
0.29%, 11/10/15	65,000	65,000,000
0.32%, 3/16/16	200,000	200,000,000
Skandinaviska Enskilda Banken AB, New York:
0.30%, 12/18/15	120,000	120,000,000
0.39%, 3/14/16 (a)	150,000	150,000,000
Standard Chartered Bank, New York, 0.32%, 1/04/16 (a)	200,000	200,000,000
Sumitomo Mitsui Banking Corp., New York:
0.35%, 12/17/15	100,000	100,006,412
0.41%, 2/25/16 (a)	175,000	175,000,000

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015 1

Schedule of Investments (continued)	Money Market Master Portfolio

Certificates of Deposit(b)	Par (000)	Value

Yankee (b) (continued)
Sumitomo Mitsui Banking Corp., New York (continued):
0.43%, 3/15/16 (a)	$250,000	$250,000,000
Sumitomo Mitsui Trust Bank Ltd., New York:
0.38%, 1/08/16	220,000	220,000,000
0.40%, 1/08/16 (a)	100,000	100,000,000
Toronto-Dominion Bank, New York:
0.24%, 10/06/15 (a)	50,000	50,000,000
0.29%, 11/10/15 (a)	135,000	135,000,000
0.30%, 12/28/15	77,000	77,000,940
0.29%, 1/26/16 (a)	150,000	150,000,000
0.30%, 2/25/16 (a)	100,000	100,000,000
UBS AG, Stamford, 0.42%, 2/17/16 (a)	300,000	300,000,000
Westpac Banking Corp., New York, 0.28%, 10/28/15 (a)	150,000	150,000,000

		11,792,007,348

Total Certificates of Deposit - 33.2%		13,908,431,348

Commercial Paper

ABN Amro Funding USA LLC (c):
0.33%, 12/02/15	170,000	169,903,383
0.32%, 12/07/15	25,000	24,985,111
0.30%, 12/21/15	13,000	12,991,225
0.29%, 12/28/15	248,000	247,824,196
ANZ New Zealand International Ltd. (a)(d):
0.31%, 10/01/15	150,000	150,000,000
0.31%, 11/05/15	200,000	200,000,000
0.35%, 6/03/16	50,000	50,000,000
Australia & New Zealand Banking Group Ltd. (a):
0.30%, 11/13/15	100,000	100,000,000
0.41%, 5/26/16	250,000	250,000,000
AutoZone, Inc. (c):
0.40%, 10/01/15	45,000	45,000,000
0.40%, 10/05/15	35,000	34,998,444
0.40%, 10/21/15	1,360	1,359,698
Bank of Nova Scotia, 0.36%, 12/09/15 (a)(d)	185,000	185,000,000
Barton Capital LLC, 0.30%, 12/07/15 (c)	123,470	123,401,063
Bedford Row Funding Corp. (a):
0.31%, 10/01/15 (d)	7,000	7,000,000
0.34%, 11/20/15	24,750	24,750,000
0.34%, 2/05/16	100,000	100,000,000
0.38%, 2/08/16	100,000	100,000,000
0.33%, 2/26/16	65,000	65,000,000
0.34%, 3/07/16 (d)	50,000	50,000,000
0.40%, 4/07/16	75,000	75,000,000

Commercial Paper	Par (000)	Value

Bedford Row Funding Corp. (a) (continued):
0.40%, 4/20/16	$100,000	$100,000,000
0.35%, 5/10/16	100,000	100,000,000
Bennington Stark Capital Co. (c):
0.25%, 10/26/15	45,000	44,992,188
0.25%, 10/27/15	200,000	199,963,889
0.25%, 10/28/15	175,000	174,967,187
BNP Paribas Fortis SA, 0.06%, 10/01/15 (c)	300,000	300,000,000
Cafco LLC, 0.50%, 3/07/16 (c)	25,000	24,945,139
Cancara Asset Securitisation LLC, 0.33%, 1/07/16 (c)	300,000	299,730,500
Ciesco LLC, 0.32%, 11/05/15 (c)	75,000	74,976,667
Collateralized Commercial Paper Co. LLC:
0.30%, 10/19/15 (c)	119,000	118,982,150
0.38%, 1/07/16 (a)	200,000	200,000,000
0.39%, 2/22/16 (a)	125,000	125,000,000
Collateralized Commercial Paper II Co.:
0.46%, 10/13/15 (c)	200,000	199,969,333
0.37%, 12/07/15 (a)	50,000	50,000,000
Commonwealth Bank of Australia (a):
0.29%, 10/23/15	155,000	155,000,000
0.28%, 10/29/15	72,000	71,999,499
0.28%, 12/02/15 (d)	75,000	75,000,000
0.35%, 2/19/16	100,000	100,000,000
0.29%, 2/26/16	150,000	150,000,000
0.30%, 3/29/16 (d)	100,000	100,000,000
0.30%, 3/30/16	100,000	100,000,000
0.32%, 4/29/16	48,000	48,000,000
0.32%, 5/20/16	100,000	99,986,997
0.41%, 6/24/16	340,000	340,000,000
0.40%, 7/15/16	75,000	75,000,000
HSBC Bank PLC (a):
0.30%, 10/16/15	219,000	219,000,008
0.29%, 10/23/15 (d)	119,500	119,500,000
0.33%, 2/05/16	200,000	200,000,000
0.43%, 7/06/16	160,000	160,000,000
Hyundai Capital America (c):
0.50%, 10/01/15	50,000	50,000,000
0.50%, 10/07/15	50,000	49,995,833
0.48%, 11/06/15 (d)	75,000	74,964,000
ING US Funding LLC, 0.31%, 12/21/15 (c)	100,000	99,930,250
Kellogg Co. (c):
0.37%, 10/01/15	38,000	38,000,000
0.38%, 10/23/15	23,480	23,474,547
Kells Funding LLC, 0.32%, 10/09/15 (a)(d)	150,000	149,999,619
LMA Americas LLC, 0.31%, 12/17/15 (c)(d)	111,000	110,926,401

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015 2

Schedule of Investments (continued)	Money Market Master Portfolio

Commercial Paper	Par (000)	Value

Matchpoint Finance PLC, 0.52%, 3/24/16 (c)	$4,625	$4,613,309
Mizuho Bank Ltd., 0.37%, 12/22/15 (c)	150,000	149,873,583
Motiva Enterprises LLC (c):
0.34%, 10/01/15	15,000	15,000,000
0.43%, 10/22/15	25,000	24,993,729
National Australia Bank Ltd. (a):
0.30%, 10/08/15	150,000	150,000,000
0.29%, 11/04/15	200,000	200,000,000
0.32%, 11/04/15 (d)	100,000	100,000,114
0.29%, 11/09/15 (d)	200,000	200,000,000
0.36%, 2/26/16	374,000	374,000,000
National Bank of Canada, 0.40%, 3/23/16 (a)	400,000	400,000,000
Nederlandse Waterschapsbank NV, 0.37%, 12/22/15 (a)	50,000	50,000,000
Nieuw Amsterdam Receivables Corp., 0.23%, 11/19/15 (c)	99,200	99,168,945
Nissan Motor Acceptance Corp. (c):
0.35%, 10/01/15 (d)	30,000	30,000,000
0.37%, 10/02/15	40,000	39,999,589
0.35%, 10/06/15 (d)	25,000	24,998,785
0.37%, 10/07/15 (d)	25,000	24,998,458
0.35%, 10/09/15	25,000	24,998,056
Nordea Bank AB (c):
0.30%, 10/19/15	150,000	149,977,500
0.48%, 2/26/16	150,000	149,707,083
Sheffield Receivable Corp. (c):
0.30%, 10/01/15	200,000	200,000,000
0.30%, 10/02/15	200,000	199,998,333
Skandinaviska Enskilda Banken AB, 0.30%, 12/29/15 (c)(d)	250,000	249,814,583
Sumitomo Mitsui Banking Corp. (c):
0.28%, 10/05/15	75,000	74,997,667
0.28%, 10/07/15	130,000	129,993,933
Sumitomo Trust & Banking Co. Ltd., 0.27%, 10/06/15 (c)	200,000	199,992,500
Thunder Bay Funding LLC:
0.32%, 12/14/15 (a)	45,000	45,000,000
0.50%, 3/11/16 (c)(d)	50,000	49,887,500
Versailles Com Paper LLC (c):
0.30%, 12/16/15	199,150	199,023,872
0.33%, 1/04/16	150,000	149,869,375
VF Corp., 0.40%, 10/27/15 (c)	14,235	14,230,888
Virginia Electric & Power Co. (c):
0.40%, 10/08/15	23,200	23,198,196
0.43%, 11/02/15	17,350	17,343,368
Westpac Banking Corp.(a):
0.36%, 3/02/16	40,000	40,000,000
0.28%, 3/18/16	112,000	112,000,000
0.32%, 3/18/16	25,000	25,000,000
0.27%, 4/01/16	150,000	150,000,000
0.41%, 6/23/16	485,000	485,000,000

Commercial Paper	Par (000)	Value

Westpac Securities NZ Ltd., London, 0.34%, 5/06/16 (a)(d)	$50,000	$50,000,000
Xerox Corp., 0.42%, 10/05/15 (c)	18,500	18,499,137

Total Commercial Paper - 27.0%		11,287,695,830

Corporate Notes

Commonwealth Bank of Australia, 3.25%, 3/17/16 (d)	50,000	50,618,121
Nederlandse Waterschapsbank NV, 0.40%, 11/04/15 (a)(d)	50,000	50,004,448
Svenska Handelsbanken AB, 0.38%, 11/13/15 (a)(d)	295,800	295,800,000

Total Corporate Notes - 0.9%		396,422,569

Time Deposits

Natixis, SA, 0.06%, 10/01/15	287,000	287,000,000
Nordea Bank Finland PLC, 0.05%, 10/01/15	500,000	500,000,000
Skandinaviska Enskilda Banken AB, 0.05%, 10/01/15	255,000	255,000,000
Svenska Handelsbanken AB, 0.04%, 10/01/15	755,000	755,000,000

Total Time Deposits - 4.3%		1,797,000,000

U.S. Government Sponsored Agency Obligations

Fannie Mae:
1.63%, 10/26/15	5,000	5,005,091
0.22%, 8/16/17 (a)	80,000	79,984,821
Federal Farm Credit Bank (a):
0.25%, 2/24/16	79,750	79,763,080
0.24%, 3/29/16	100,000	99,995,012
0.21%, 8/01/16	75,000	74,993,665
0.18%, 10/03/16	74,500	74,485,339
0.31%, 11/21/16	32,000	32,031,529
0.20%, 1/30/17	150,000	149,959,407
0.24%, 3/24/17	50,000	50,003,973
0.21%, 3/29/17	100,000	99,985,765
0.24%, 7/13/17	100,000	99,963,773
0.19%, 7/20/17	50,000	49,984,600
0.26%, 9/13/17	115,000	115,000,000
0.24%, 10/27/17	145,000	144,937,215
0.30%, 3/02/18	68,000	67,999,102
Federal Home Loan Bank (a):
0.23%, 5/20/16	90,000	89,991,235

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015 3

Schedule of Investments (continued)	Money Market Master Portfolio

U.S. Government Sponsored Agency Obligations	Par (000)	Value

Federal Home Loan Bank (a) (continued):
0.23%, 5/27/16	$35,000	$34,996,523

Total U.S. Government Sponsored Agency Obligations - 3.2%		1,349,080,130

Repurchase Agreements

BNP Paribas Securities Corp., 0.15%, 10/01/15 (Purchased on 10/07/14 -10/16/14 to be repurchased at $166,000,692, collateralized by various Corporate Debt Obligations and a U.S. Government Sponsored Agency Obligation, 0.36% to 6.53%, due 10/09/18 to 12/25/46, original par and fair values of $291,502,904 and $179,463,754, respectively) (a)	166,000	166,000,000

Total Value of BNP Paribas Securities Corp. (collateral value of $179,463,754)		166,000,000

Citigroup Global Markets, Inc., 0.10%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $96,984,269, collateralized by various U.S. Treasury Obligations, 0.13% to 6.50%, due 10/15/15 to 5/15/45, original par and fair values of $88,681,285 and $98,923,700, respectively) (e)	96,984	96,984,000
Citigroup Global Markets, Inc., 0.10%, 10/01/15 (Purchased on 9/29/14 to be repurchased at $100,101,944, collateralized by a U.S. Treasury Obligation, 1.38%, due 2/29/20, original par and fair value of $101,417,600 and $102,000,066, respectively) (a)	100,000	100,000,000

Total Value of Citigroup Global Markets, Inc. (collateral value of $200,923,766)		196,984,000

Repurchase Agreements	Par (000)	Value

Credit Suisse Securities (USA) LLC, 0.47%, 10/06/15 (Purchased on 9/29/15 to be repurchased at $240,021,933, collateralized by various Corporate Debt Obligations, 0.00% to 5.00%, due 3/15/18 to 4/23/54, original par and fair values of $401,926,029 and $288,003,093, respectively)	$240,000	$240,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 10/01/15 (Purchased on 9/16/15 – 9/29/15 to be repurchased at $500,047,223 collateralized by various Corporate Debt Obligations, 0.00% to 8.84%, due 4/15/18 to 6/25/55, original par and fair values of $1,306,029,689 and $600,005,548, respectively) (a)	500,000	500,000,000
Credit Suisse Securities (USA) LLC, 0.64%, 11/04/15 (Purchased on 9/30/15 to be repurchased at $400,250,056 collateralized by various Corporate Debt Obligations, 0.00%, due 9/25/44 to 5/31/45, original par and fair values of $523,535,635 and $480,003,847, respectively) (f)	400,000	400,000,000

Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,368,012,488)		1,140,000,000

Federal Reserve Bank of New York, 0.05%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $3,200,004,444, collateralized by a U.S. Treasury Obligation, 3.88%, due 6/15/40, original par and fair value of $2,663,510,300 and $3,200,004,533 respectively)	3,200,000	3,200,000,000
Federal Reserve Bank of New York, 0.07%, 10/04/15 (Purchased on 9/30/15 to be repurchased at $5,500,042,778, collateralized by a U.S. Teasury Obligation, 2.50%, due 8/15/23, original par and fair value of $5,244,473,800 and $5,500,010,786, respectively) (f)	5,500,000	5,500,000,000

Total Value of Federal Reserve Bank of New York (collateral value of $8,700,015,319)		8,700,000,000

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015 4

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value

Goldman Sachs & Co., 0.16%, 10/02/15 (Purchased on 9/25/15 to be repurchased at $34,001,058, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 6.00%, due 7/01/30 to 3/16/45, original par and fair values of $128,841,693 and $35,488,885, respectively)	$34,000	$34,000,000
Goldman Sachs & Co., 0.16%, 10/07/15 (Purchased on 9/30/15 to be repurchased at $563,017,516, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 8.26%, due 5/25/18 to 10/15/49, original par and fair values of $16,289,434,817 and $609,502,898, respectively)	563,000	563,000,000

Total Value of Goldman Sachs & Co. (collateral value of $644,991,783)		597,000,000

HSBC Securities (USA), Inc., 0.17%, 10/01/15 (Purchased on 7/13/15 – 8/11/15 to be repurchased at $50,017,519, collateralized by various Corporate Debt Obligations, 3.38% to 8.00%, due 10/01/19 to 3/15/25, original par and fair values of $52,148,000 and $51,503,818, respectively) (a)	50,000	50,000,000
HSBC Securities (USA), Inc., 0.25%, 10/01/15 (Purchased on 3/11/14 – 7/20/15 to be repurchased at $185,564,757, collateralized by various Corporate Debt Obligations, 2.43% to 11.00%, due 10/01/15 to 4/01/35, original par and fair values of $204,287,000 and $194,250,248, respectively) (a)	185,000	185,000,000

Total Value of HSBC Securities (USA), Inc. (collateral value of $245,754,066)		235,000,000

Repurchase Agreements	Par (000)	Value

J.P. Morgan Securities LLC, 0.40%, 10/01/15 (Purchased on 3/25/13 to be repurchased at $60,613,333, collateralized by various Corporate Debt Obligations, 0.36% to 0.43%, due 2/25/36 to 5/25/37, original par and fair values of $270,311,700 and $75,001,032, respectively) (a)	$60,000	$60,000,000
J.P. Morgan Securities LLC, 0.47%, 11/04/15 (Purchased on 9/30/15 to be repurchased at $150,068,979, collateralized by various Corporate Debt Obligations, 0.00% to 3.90%, due 11/13/28 to 2/10/48, original par and fair values of $6,346,180,808 and $160,500,327, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.55%, 11/04/15 (Purchased on 9/30/15 to be repurchased at $150,080,646, collateralized by various Corporate Debt Obligations, 0.00% to 7.24%, due 1/02/19 to 4/22/46, original par and fair values of $312,415,007 and $187,503,386, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.71%, 12/31/15 (Purchased on 9/30/15 to be repurchased at $150,270,250, collateralized by various Corporate Debt Obligations, 0.00% to 6.42%, due 4/15/26 to 9/15/58, original par and fair values of $263,720,771 and $187,502,254, respectively) (f)	150,000	150,000,000
J.P. Morgan Securities LLC, 0.83%, 12/31/15 (Purchased on 9/30/15 to be repurchased at $200,421,667, collateralized by various Corporate Debt Obligations, 0.44% to 7.31%, due 6/25/21 to 3/25/54, original par and fair values of $2,220,715,088 and $240,000,915, respectively) (f)	200,000	200,000,000

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015 5

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value

J.P. Morgan Securities LLC, 0.63%, 11/17/15, (Purchased on 8/19/15 to be repurchased at $126,198,450, collateralized by various Corporate Debt Obligations, 0.31% to 7.92%, due 3/14/22 to 5/25/47, original par and fair values of $505,324,224 and $157,501,462, respectively)	$126,000	$126,000,000

Total Value of J.P. Morgan Securities LLC (collateral value of $1,008,009,376)		836,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, 10/07/15 (Purchased on 9/30/15 to be repurchased at $262,008,151, collateralized by various U.S. Government Sponsored Agency Obligations, 0.94% to 7.05%, due 3/11/19 to 1/20/65, original par and fair values of $4,392,056,876 and $286,116,694, respectively)	262,000	262,000,000

Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $286,116,694)		262,000,000

RBC Capital Markets LLC, 0.12%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $160,000,533, collateralized by various Corporate Debt Obligations and various U.S. Government Sponsored Obligations, 0.00% to 11.00%, due 10/23/15 to 6/15/68, original par and fair values of $303,510,687 and $171,410,246, respectively)	160,000	160,000,000
RBC Capital Markets LLC, 0.13%, 10/01/15 (Purchased on 3/28/14 to be repurchased at $72,143,520, collateralized by various U.S. Government Sponsored Agency Obligations, 0.74% to 5.88%, due 9/14/18 to 9/15/42, original par and fair values of $73,985,000 and $75,600,417, respectively) (a)	72,000	72,000,000

Repurchase Agreements	Par (000)	Value

RBC Capital Markets LLC, 0.13%, 10/01/15 (Purchased on 6/12/14 to be repurchased at $51,087,663, collateralized by various Corporate Debt Obligations, 0.00% to 10.20%, due 7/15/16 to 5/15/46, original par and fair values of $57,104,803 and $53,550,344, respectively) (a)	$51,000	$51,000,000

Total Value of RBC Capital Markets LLC (collateral value of $300,561,007)		283,000,000

Wells Fargo Securities LLC, 0.52%, 10/13/15 (Purchased on 7/14/15 to be repurchased at $93,137,263, collateralized by various Corporate Debt Obligations, 3.88% to 6.80%, due 6/15/17 to 2/06/44, original par and fair values of $88,530,000 and $97,666,551, respectively)	93,015	93,015,000
Wells Fargo Securities LLC, 0.47%, 11/02/15 (Purchased on 8/03/15 to be repurchased at $150,178,208, collateralized by various Corporate Debt Obligations, 4.40% to 9.25%, due 10/01/17 to 2/15/44, original par and fair values of $139,466,000 and $157,500,293, respectively)	150,000	150,000,000
Wells Fargo Securities LLC, 0.20%, 10/01/15 (Purchased on 9/25/15 to be repurchased at $320,010,667, collateralized by various Corporate Debt Obligations, 0.41% to 6.35%, due 4/15/18 to 11/25/57, original par and fair values of $381,240,238 and $342,400,000, respectively) (a)	320,000	320,000,000
Wells Fargo Securities LLC, 0.47%, 11/03/15 (Purchased on 8/04/15 to be repurchased at $140,166,328, collateralized by various Corporate Debt Obligations and a U.S. Government Sponsored Agency Obligation, 0.64% to 8.05%, due 10/1/15 to 6/15/67, original par and fair values of $144,410,000 and $147,000,424, respectively)	140,000	140,000,000

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015 6

Schedule of Investments (continued)	Money Market Master Portfolio

Repurchase Agreements	Par (000)	Value

Wells Fargo Securities, LLC, 0.74%, 12/17/15 (Purchased on 9/14/15 to be repurchased at $110,212,544, collateralized by various Corporate Debt Obligations and a U.S. Government Sponsored Agency Obligation, 0.00 to 6.83%, due 1/17/20 to 4/26/55, original par and fair values of $137,286,306 and $137,500,001, respectively)	$110,000	$110,000,000

Total Value of Wells Fargo Securities LLC (collateral value of $882,067,269)		703,015,000

Total Repurchase Agreements - 31.6%		13,228,999,000

Value

Total Investments (Cost — $41,967,628,877*) — 100.2%	$41,967,628,877
Liabilities in Excess of Other Assets — (0.2)%	(97,020,763)

Net Assets — 100.0%	$41,870,608,114

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date.
(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Traded in a joint account.
(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

• Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015 7

Schedule of Investments (concluded)	Money Market Master Portfolio

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$ 41,967,628,877	—	$ 41,967,628,877

1  See above Schedule of Investments for values in each security type.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $24,728,093 is categorized as Level 1 within the disclosure hierarchy.

During the period ended September 30, 2015, there were no transfers between levels.

MASTER INVESTMENT PORTFOLIO	SEPTEMBER 30, 2015 8

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 207.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Lian Gregory
Lian Gregory
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Lian Gregory
Lian Gregory
President

Date:	November 23, 2015

By:	/s/ Douglas S. Keith
Douglas S. Keith
Treasurer, Chief Financial Officer and Chief Compliance Officer

Date:	November 23, 2015